Capital Requirements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Jan. 21, 2011
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR		2011-01-21
Tier I capital ( to average assets)	7.73%	8.00%
Total capital ( to risk-weighted assets)	12.62%	12.00%
Time limit to achieve the capital ratios	120 days